Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2012
Statement Of Stockholders Equity [Abstract]
Other comprehensive (loss) income, income tax expense	$ 13,000
Dividends declared	$ 3,600,000